September 10, 2018
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Nationwide Life and Annuity Insurance Company
Registration Statements filed on Form N-6
Nationwide VL Sep Acct-G
Nationwide Marathon® Variable Universal Life Ultra	333-223705
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:
(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-677-8212 with any questions regarding this filing.
Very truly yours,
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
/s/ STEPHEN M. JACKSON
Stephen M. Jackson
Senior Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies